U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

August 31, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the funds noted in Appendix A below, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 29, 2012, filed electronically as Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A on August 29, 2012.

If you have any questions regarding this filing, please call the undersigned at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

1X BEAR FUNDS
Specialty Funds
Direxion Daily Financial Bear 1X Shares
Direxion Daily Technology Bear 1X Shares

2X BULL FUNDS	2X BEAR FUNDS
Domestic Equity Index Funds
Direxion Daily Small Cap Bull 2X Shares	Direxion Daily Small Cap Bear 2X Shares
Fixed Income Funds
Direxion Daily 20+ Year Treasury Bull 2X Shares	Direxion Daily 20+ Year Treasury Bear 2X Shares